Description of Business - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Dec. 31, 2012 Product	Mar. 31, 2012 Product
Entity Information [Line Items]
Number of Products	125	125
Incorporation date	Apr. 28, 2004	Apr. 28, 2004